Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit/(loss) – as reported	₨ (784,958)	$ (9,171)	₨ 168,939	₨ 674,522
Weighted average number of shares - basic	373,167,257	373,167,257	183,033,950	182,803,189
Basic earnings per share | (per share)	₨ (2.1)	$ (0.02)	₨ 0.92	₨ 3.69
Weighted average number of shares - diluted	373,605,546	373,605,546	185,198,369	185,672,592
Diluted earnings per share | (per share)	₨ (2.1)	$ (0.02)	₨ 0.91	₨ 3.64